UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2013


[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA CORNERSTONE CONSERVATIVE FUND]

 ======================================================

        ANNUAL REPORT
        USAA CORNERSTONE CONSERVATIVE FUND
        MAY 31, 2013

 ======================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"THE STRONG PERFORMANCE WAS DRIVEN, IN
MY OPINION, BY THE ONGOING QUANTITATIVE            [PHOTO OF DANIEL S. McNAMARA]
EASING OF GLOBAL CENTRAL BANKS AND HOPES
FOR FUTURE ECONOMIC GROWTH."

--------------------------------------------------------------------------------

JUNE 2013

Global financial markets performed well during the one-year reporting period, with developed markets equities, including U.S. stocks, generating strong gains. The exuberance -- particularly in the U.S. equity market -- was remarkable, given the less-than-remarkable improvement in underlying fundamentals. The strong performance was driven, in my opinion, by the ongoing quantitative easing of global central banks and hopes for future economic growth.

These quantitative easing measures began in 2008 when the Federal Reserve (the
Fed) took action during the financial crisis to keep the financial markets working and the U.S. economy afloat. In the years since, the Fed has purchased billions of dollars of mortgage-backed securities and U.S. Treasuries to push down long-term interest rates and to help boost economic growth. The Fed's actions have been mimicked by central bankers all over the world, most recently by the Bank of Japan, which has said it might add stocks and real estate investment trusts to its own purchases of fixed-income securities.

As expected, the Fed's efforts through quantitative easing allowed long-term interest rates to remain exceptionally low during the reporting period. As a result, investors were incentivized to seek higher yields in riskier asset classes -- even in the face of questionable fundamentals. During the reporting period, global economic growth was weak and according to some indicators, showed signs of decelerating. The U.S. economy was stable, but expanded at a much slower pace than most of us would have liked. Although the unemployment rate fell during the reporting period, job creation was sluggish. The U.S. market, which

================================================================================

================================================================================

has steadily improved, was a bright spot. In some metropolitan areas, home prices rose significantly. Meanwhile, corporate earnings growth was tepid. Without the expansion of already high profit margins, bottom-line earnings growth will need to come from stronger revenues and at the time of this writing, revenues have been disappointing.

For most of the reporting period, the bond market remained relatively flat, moving up and down in a relatively narrow range. However, during May 2013, bond market volatility increased after Fed Chairman Ben Bernanke said that the Fed might change course if economic data continued to strengthen. Bond investors appeared to interpret his comments as a sign that the Fed might prematurely "taper" its stimulus measures. In my opinion, the bond market overreacted to Bernanke's comments. I believe he was only reiterating Fed policy -- that the U.S. central bank would start tapering when economic conditions warranted it.

The emerging markets, meanwhile, struggled during the reporting period. Many emerging markets countries are reliant on commodities and in the weak global economy, commodities were less in demand. Also, investors seemed concerned about inflation as well as rising input costs, which could pressure the profit margins of emerging markets companies. These are short-term challenges, in my view, and USAA Asset Management Company maintains a positive long-term outlook for the emerging markets.

As always, we will continue to monitor events, including shifts in Fed policy, economic trends, corporate earnings and other factors that could potentially affect your investments. Thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                             9

    Report of Independent Registered Public Accounting Firm                  10

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        13

    Financial Statements                                                     14

    Notes to Financial Statements                                            17

EXPENSE EXAMPLE                                                              27

ADVISORY AGREEMENT(S)                                                        29

TRUSTEES' AND OFFICERS' INFORMATION                                          34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) SEEKS CURRENT INCOME. THE FUND ALSO CONSIDERS THE POTENTIAL FOR CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF JOHN P. TOOHEY]                        [PHOTO OF WASIF A. LATIF]
   JOHN P. TOOHEY, CFA                              WASIF A. LATIF
   USAA Asset                                       USAA Asset
   Management Company                               Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) PERFORM DURING THE ABBREVIATED REPORTING FROM JUNE 8, 2012, (THE FUND'S INCEPTION DATE) THROUGH MAY 31, 2013?

  The Fund returned 8.11% during the reporting period ended May 31, 2013. This compares to returns of 1.16% for the Barclays U.S. Aggregate Bond Index and 24.90% for the MSCI All-Country World Index.

  USAA Cornerstone Conservative Fund is one of USAA's series of six funds that allow investors to choose a portfolio based on their risk tolerance and long-term goals. The Fund invests in a selection of USAA Mutual Funds and has a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities.

o WHAT SPECIFIC ELEMENTS OF YOUR POSITIONING HELPED PERFORMANCE?

  The majority of the Fund is allocated to our various investment-grade bond funds, which reflects our focus on income and stability of principal. We also hold a modest allocation to high-yield bonds, via the High Income Fund, for added income and diversification.

  Refer to page 7 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

  The Fund's allocation to our bond funds provided a positive total return with minimal volatility during the reporting period. The bond market -- despite suffering a downturn in May 2013 -- performed well for the full period amid an environment of low inflation, the U.S. Federal Reserve's ongoing bond-buying program known as "quantitative easing," and investors' continued demand for income-producing assets.

  Our equity allocation is diversified among USAA Mutual Funds that are invested in U.S. stocks, including large- and small-cap companies, international developed, emerging markets, and precious metals stocks. We hold nine different funds in the equity allocation in order to maximize diversification and take advantage of the full range of opportunities in the global financial markets.

  The majority of the Fund's holdings in stock funds provided positive returns during the reporting period. An environment of improving U.S. economic growth, robust corporate earnings, aggressive monetary policies by the world's central banks, and elevated investor risk appetites formed a nearly-ideal environment for stocks in our opinion. Our allocation to U.S. small-cap stocks performed well, with domestic large-cap and international developed market stocks following closely behind.

o WHAT ELEMENTS OF YOUR POSITIONING HURT PERFORMANCE?

  The weakest performance came from our allocations to emerging market equities and gold mining stocks. Emerging market stocks performed well on an absolute basis with a return in the mid-teens, but the asset class finished well behind the U.S. and international developed markets. The primary reason for the shortfall was the concern about slowing growth in key emerging economies, such as China, India, and Brazil.

  Gold mining stocks, for their part, suffered a substantial downturn and trailed the broader equity markets by a wide margin. The asset class suffered from an environment of weaker gold prices, tame headline inflation, and a strong U.S. dollar.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

  Although our international and precious metals allocations underperformed in the short term, it's important to keep in mind that we structure the Fund's allocations based on our long-term views -- in this case, our belief that emerging markets and gold mining stocks both offer compelling valuations and attractive prospects for 2014 -- rather than attempt to chase short-term results.

o WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AS WE MOVE INTO THE SECOND HALF OF THE YEAR?

  We hold a fairly cautious outlook at this stage, since the substantial year-to-date gains for U.S. equities indicate that the upside may be limited from here. More important, we are not yet convinced that the U.S. economy has reached the ability to maintain sustainable growth without easy monetary and fiscal policies. Consensus estimates for 2013 gross domestic product growth remain below the long-term averages. Additionally, several factors could represent a headwind to the U.S. economy, including higher taxes for a large majority of American taxpayers, government spending cuts, and stubbornly high unemployment.

  On the plus side, certain pockets of the economy are beginning to show renewed strength. Many corporate balance sheets are flush with cash and provide the opportunity to increase dividends and invest for future growth. The United States is also experiencing a boom in domestic natural gas and oil production, leading to lower energy costs for businesses and consumers.

  While the economic picture may present a mixed bag, the performance of stocks and other higher-risk assets has been exceptional. The primary reason for this divergence is the massive liquidity being injected into the financial system by the world's central banks, which has fueled unusually high investor risk appetites and a widespread sense of complacency.

  As the stewards of our investors' capital, our response to this disconnect isn't to chase performance in the market's hottest

================================================================================

4  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

  sectors for the sake of short-term returns, but rather to look for ways to improve diversification and protect the portfolio against the full impact of market volatility. Although not all elements of our positioning worked during the past year, our goal is to capture as much market upside as possible, while at the same time protecting capital and managing risk. We believe the value of this approach will be evident in the Fund's performance over a full market cycle.

  Thank you for your investment in the Fund.

  Non-investment-grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o Diversification does not guarantee a profit or prevent a loss. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) (Ticker Symbol: USCCX)

--------------------------------------------------------------------------------
                                                                     5/31/13
--------------------------------------------------------------------------------
Net Assets                                                       $68.6 Million
Net Asset Value Per Share                                            $10.60

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 5/31/13
--------------------------------------------------------------------------------
                             Since Inception 6/8/12*

                                      8.11%



--------------------------------------------------------------------------------
                                EXPENSE RATIOS**
--------------------------------------------------------------------------------
  Before Reimbursement       0.84%              After Reimbursement     0.68%

               (Includes acquired fund fees and expenses of 0.58%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratios are reported in the Fund's prospectus dated October 1, 2012, and are based on estimated expenses for the current fiscal year. USAA Asset Management Company (the Manager) has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10%, of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2013. If the total annual operating expense ratio of the Fund is lower than 0.10%, the Fund will operate at the lower expense ratio. These estimated expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             MSCI ALL-COUNTRY      USAA CORNERSTONE         BARCLAYS U.S.
                WORLD INDEX       CONSERVATIVE FUND     AGGREGATE BOND INDEX
05/31/12        $10,000.00            $10,000.00             $10,000.00
06/30/12         10,493.89             10,095.03              10,003.92
07/31/12         10,637.55             10,205.08              10,141.91
08/31/12         10,868.84             10,305.13              10,148.53
09/30/12         11,211.17             10,426.24              10,162.50
10/31/12         11,136.45             10,476.52              10,182.49
11/30/12         11,278.85             10,526.79              10,198.56
12/31/12         11,534.33             10,580.01              10,184.04
01/31/13         12,065.70             10,661.23              10,112.81
02/28/13         12,063.82             10,712.00              10,163.50
03/31/13         12,281.81             10,780.03              10,171.61
04/30/13         12,635.33             10,882.01              10,274.54
05/31/13         12,600.66             10,810.63              10,091.22

                                   [END CHART]

                         *Data from 5/31/12 to 5/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Conservative Fund to the following benchmarks:

o The unmanaged MSCI All-Country Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the MSCI All-Country World Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, May 31, 2012, while the Cornerstone Conservative Fund's inception date is June 8, 2012. There may be a slight variation of the performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                        o ASSET ALLOCATION -- 5/31/2013 o

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth                                                         1.1%
Emerging Markets                                                          1.9%
Growth                                                                    1.2%
Income Stock                                                              1.9%
International                                                             3.7%
Precious Metals and Minerals                                              1.0%
S&P 500 Index                                                             1.2%
Small Cap Stock                                                           1.4%
Value                                                                     1.1%
  Total Equity                                                           14.5%

High Income                                                               6.0%
Income                                                                   32.3%
Intermediate-Term Bond                                                   22.8%
Short-Term Bond                                                          22.8%
  Total Fixed-Income                                                     83.9%

CASH:
Money Market Instruments                                                  1.5%

================================================================================

8  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal period ended May 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

3.00% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal period ended May 31, 2013, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year ended May 31, 2013, by the Fund are $31,000 and $4,000, respectively.

For the fiscal period ended May 31, 2013, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $1,000 as qualifying interest income.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA CORNERSTONE CONSERVATIVE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Cornerstone Conservative Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2013, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from June 8, 2012 (commencement of operations) to May 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Cornerstone Conservative Fund at May 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from June 8, 2012 (commencement of operations) to May 31, 2013, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP
San Antonio, Texas
July 19, 2013

================================================================================

10  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2013

---------------------------------------------------------------------------------------------
                                                                                       MARKET
NUMBER                                                                                  VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (14.5%)
   20,764   USAA Aggressive Growth Fund                                               $   776
   76,126   USAA Emerging Markets Fund                                                  1,326
   41,230   USAA Growth Fund                                                              797
   82,108   USAA Income Stock Fund                                                      1,293
   92,699   USAA International Fund                                                     2,523
   39,658   USAA Precious Metals and Minerals Fund                                        665
   34,423   USAA S&P 500 Index Fund                                                       803
   55,277   USAA Small Cap Stock Fund                                                     960
   44,453   USAA Value Fund                                                               778
                                                                                      -------
            Total Equity Mutual Funds (cost: $9,269)                                    9,921
                                                                                      -------
            FIXED-INCOME MUTUAL FUNDS (83.9%)
  455,724   USAA High Income Fund                                                       4,083
1,651,065   USAA Income Fund                                                           22,141
1,421,563   USAA Intermediate-Term Bond Fund                                           15,680
1,691,424   USAA Short-Term Bond Fund                                                  15,663
                                                                                      -------
            Total Fixed-Income Mutual Funds (cost: $57,437)                            57,567
                                                                                      -------
            MONEY MARKET INSTRUMENTS (1.5%)

            MONEY MARKET FUNDS (1.5%)
1,041,477   State Street Institutional Liquid Reserve Fund, 0.09%(a) (cost: $1,041)     1,041
                                                                                      -------

            TOTAL INVESTMENTS (COST: $67,747)                                         $68,529
                                                                                      =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS          INPUTS      TOTAL
-----------------------------------------------------------------------------------------------
Equity Mutual Funds                      $ 9,921                  $-              $-    $ 9,921
Fixed-Income Mutual Funds                 57,567                   -               -     57,567
Money Market Instruments:
  Money Market Funds                       1,041                   -               -      1,041
-----------------------------------------------------------------------------------------------
Total                                    $68,529                  $-              $-    $68,529
-----------------------------------------------------------------------------------------------

For the period of June 8, 2012, through May 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

12  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2013

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  The equity and fixed-income mutual funds in which the USAA Cornerstone Conservative Fund (the Fund) invests are managed by USAA Asset Management Company, an affiliate of the Funds. The Fund invests in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at May 31, 2013.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

May 31, 2013

--------------------------------------------------------------------------------

ASSETS
   Investments in affiliated underlying funds, at value (cost of $66,706)   $67,488
   Investments in other securities, at value (cost of $1,041)                 1,041
   Receivables:
      Capital shares sold                                                       432
      USAA Asset Management Company (Note 5C)                                    44
      Dividends from affiliated underlying funds                                 85
                                                                            -------
         Total assets                                                        69,090
                                                                            -------
LIABILITIES
   Payables:
      Securities purchased                                                      338
      Capital shares redeemed                                                   137
   Other accrued expenses and payables                                           44
                                                                            -------
         Total liabilities                                                      519
                                                                            -------
            Net assets applicable to capital shares outstanding             $68,571
                                                                            =======
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $67,240
   Accumulated undistributed net investment income                              409
   Accumulated net realized gain on investments                                 140
   Net unrealized appreciation of investments                                   782
                                                                            -------
            Net assets applicable to capital shares outstanding             $68,571
                                                                            =======
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                            6,466
                                                                            -------
   Net asset value, redemption price, and offering price per share          $ 10.60
                                                                            =======

See accompanying notes to financial statements.

================================================================================

14  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Period ended May 31, 2013*

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from affiliated underlying funds                  $1,149
   Interest                                                                    1
                                                                          ------
      Total income                                                         1,150
                                                                          ------
EXPENSES
   Custody and accounting fees                                                35
   Postage                                                                     3
   Shareholder reporting fees                                                  7
   Trustees' fees                                                             12
   Registration fees                                                          71
   Professional fees                                                          44
   Other                                                                       6
                                                                          ------
      Total expenses                                                         178
   Expenses reimbursed                                                      (144)
                                                                          ------
      Net expenses                                                            34
                                                                          ------
NET INVESTMENT INCOME                                                      1,116
                                                                          ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
      Sales of affiliated underlying funds                                    19
      Capital gain distributions from affiliated underlying funds            126
   Change in net unrealized appreciation/depreciation of affiliated
      underlying funds                                                       782
                                                                          ------
      Net realized and unrealized gain                                       927
                                                                          ------
   Increase in net assets resulting from operations                       $2,043
                                                                          ======

*Fund commenced operations on June 8, 2012.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)

Period ended May 31, 2013*

--------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                                $  1,116
   Net realized gain on sales of affiliated underlying funds                  19
   Net realized gain on capital gain distributions from affiliated
      underlying funds                                                       126
   Change in net unrealized appreciation/depreciation of
      affiliated underlying funds                                            782
                                                                        --------
      Increase in net assets resulting from operations                     2,043
                                                                        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                    (707)
   Net realized gains                                                         (5)
                                                                        --------
      Distributions to shareholders                                         (712)
                                                                        --------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                              80,006
   Reinvested dividends                                                      607
   Cost of shares redeemed                                               (13,373)
                                                                        --------
      Increase in net assets from capital share transactions              67,240
                                                                        --------
   Net increase in net assets                                             68,571

NET ASSETS
   Beginning of period                                                         -
                                                                        --------
   End of period                                                        $ 68,571
                                                                        ========
Accumulated undistributed net investment income:
   End of period                                                        $    409
                                                                        ========
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                             7,678
   Shares issued for dividends reinvested                                     58
   Shares redeemed                                                        (1,270)
                                                                        --------
      Increase in shares outstanding                                       6,466
                                                                        ========

*Fund commenced operations on June 8, 2012.

See accompanying notes to financial statements.

================================================================================

16  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA Cornerstone Conservative Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek current income with the potential for capital appreciation. The Fund commenced operations on June 8, 2012.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

   2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of

================================================================================

18  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

      any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

   Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the period ended May 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

20  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the period ended May 31, 2013, the Fund paid CAPCO facility fees of less than $500, which represents less than 0.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the period ended May 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the period from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the period ended May 31, 2013 was as follows:

                                                                         2013
                                                                       --------
Ordinary income*                                                       $712,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of May 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                          $427,000
Undistributed long-term capital gains                                   126,000
Unrealized appreciation of investments                                  778,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had no post-enactment capital loss carryforwards, for federal income tax purposes.

For the period ended May 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended May 31, 2013, were $68,055,000 and $1,368,000, respectively.

As of May 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $67,751,000.

Gross unrealized appreciation and depreciation of investments as of May 31, 2013, for federal income tax purposes, were $1,112,000 and $334,000, respectively, resulting in net unrealized appreciation of $778,000.

================================================================================

22  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT -- The Manager carries out the Fund's investment policies and manages the Fund's portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Fund for these services.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. The Manager does not receive any fees from the Fund for these services.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the billing of these expenses to the Fund. These expenses are included in the professional fees on the Fund's statement of operations and, for the period ended May 31, 2013, were $1,000 for the Fund.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Fund to 0.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the period ended May 31, 2013, the Fund incurred reimbursable expenses of $144,000, of which $44,000 was receivable from the Manager.

D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. SAS does not receive any fees from the Fund for these services.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At May 31, 2013, USAA and its affiliates owned 500,000 shares, which represent 7.7% of the Fund.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP -- The Fund does not invest in the underlying USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the underlying USAA Funds' net assets. At May 31, 2013, the Fund owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Aggressive Growth                                                        0.1
Emerging Markets                                                         0.1
Growth                                                                   0.1
High Income                                                              0.2
Income                                                                   0.5
Income Stock                                                             0.1
Intermediate-Term Bond                                                   0.5
International                                                            0.1
Precious Metals and Minerals                                             0.1
S&P 500 Index                                                            0.0*
Short-Term Bond                                                          0.5
Small Cap Stock                                                          0.1
Value                                                                    0.1

   * Represents less than 0.1%.

================================================================================

24  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following table provides details related to the Fund's investment in the underlying USAA Funds for the period ended May 31, 2013 (in thousands):

                               PURCHASE     SALES    DIVIDEND   REALIZED GAIN   MARKET VALUE
AFFILIATED USAA FUND            COST(a)   PROCEEDS    INCOME      (LOSS)(b)      05/31/2013
--------------------------------------------------------------------------------------------
Aggressive Growth               $   791     $ 67       $  4          $ 1           $   776
Emerging Markets                  1,340       37          7           (1)            1,326
Growth                              770       82          3            2               797
High-Income                       4,215      259        134            2             4,083
Income                           22,364      114        418            1            22,141
Income Stock                      1,239      102         10            1             1,293
Intermediate-Term Bond           15,632       76        348            2            15,680
International                     2,602      309         25            8             2,523
Precious Metals and Minerals        922       38          1           (2)              665
S&P 500 Index                       791       66          9            1               803
Short-Term Bond                  15,765       96        179            1            15,663
Small Cap Stock                     893       58          4            2               960
Value                               731       64          7            1               778

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

(8) NEW ACCOUNTING PRONOUNCEMENTS

OFFSETTING ASSETS AND LIABILITIES -- In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                        PERIOD ENDED
                                                                                           MAY 31,
                                                                                           2013***
                                                                                        ------------
Net asset value at beginning of period                                                     $ 10.00
                                                                                           -------
Income from investment operations:
  Net investment income(a)                                                                     .35
  Net realized and unrealized gain(a)                                                          .46
                                                                                           -------
Total from investment operations(a)                                                            .81
                                                                                           -------
Less distributions from:
  Net investment income                                                                       (.21)
  Realized capital gains                                                                      (.00)(d)
                                                                                           -------
Total distributions                                                                           (.21)
                                                                                           -------
Net asset value at end of period                                                           $ 10.60
                                                                                           =======
Total return (%)*                                                                             8.11
Net assets at end of period (000)                                                          $68,571
Ratios to average net assets:**
  Expenses (%)(b),(c)                                                                          .10
  Expenses, excluding reimbursements (%)(b),(c)                                                .52
  Net investment income (%)(b)                                                                3.27
Portfolio turnover (%)                                                                           4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the period ended May 31, 2013, average net assets were $34,789,000.

*** Fund commenced operations on June 8, 2012.

(a) Calculated using average shares. For the period ended May 31, 2013, average shares were 3,232,000.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Represents less than $0.01 per share.

================================================================================

26  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

EXPENSE EXAMPLE

May 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA Funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2012, through May 31, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before

================================================================================

                                                           EXPENSE EXAMPLE |  27

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                     BEGINNING             ENDING          DURING PERIOD*
                                   ACCOUNT VALUE       ACCOUNT VALUE     DECEMBER 1, 2012 -
                                  DECEMBER 1, 2012      MAY 31, 2013        MAY 31, 2013
                                  ---------------------------------------------------------
Actual                                $1,000.00          $1,027.00              $0.51

Hypothetical
  (5% return before expenses)          1,000.00           1,024.43               0.50

* Expenses are equal to the Fund's annualized expense ratio of 0.10%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.70% for the six-month period of December 1, 2012, through May 31, 2013.

================================================================================

28  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

ADVISORY AGREEMENT(S)

May 31, 2013

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is

================================================================================

                                                     ADVISORY AGREEMENT(S) |  29

================================================================================

considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Manager's

================================================================================

30  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

role in coordinating the activities of the Fund other service providers also was considered.

The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including the fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). The Board noted that the Manager does not receive a management fee from the Fund. The data indicated that the Fund's total expenses, which included underlying fund expenses and any reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including

================================================================================

                                                     ADVISORY AGREEMENT(S) |  31

================================================================================

the high quality of services provided by the Manager and the Manager's current undertaking to maintain expense limitations for the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the six-month period ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the six-month period ended December 31, 2012. The Board also took into account that the Fund commenced operations on June 8, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration that the Manager does not collect a management fee from the Fund. The information considered by the Board included operating profit margin information for the Manager's business as a whole. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager has reimbursed the Fund for certain expenses. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. The Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also took into account the Manager's receipt of fees from the underlying funds. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the

================================================================================

32  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Manager does not receive any advisory fees under the Advisory Agreement. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board also considered the effects of the Fund's growth and size on the Fund's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  33

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

34  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  35

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company.

================================================================================

36  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as a one-year Board Member of the USAA family of funds. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  37

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

38  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  39

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   97446-0713                                (C)2013, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 14 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2013 and 2012 were $420,575 and $304,929, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2013 and 2012 were $65,860 and $70,828, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to foreign tax reclaim filings for the fiscal years ended May 31, 2013 and 2012 were $15,500 and $0, respectively. No other fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise calculations for fiscal years ended May 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for May
31, 2013 and 2012 were $402,750 and $384,984, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS



PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2013

By:*     /s/ James G. Whetzel
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     07/24/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     07/25/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     07/24/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.